Note Payable to Directors (Details) (USD $)	0 Months Ended
	May 01, 2014 Hauser Holdings Llc [Member]	Sep. 04, 2014 Hauser Holdings Llc [Member] Subsequent Event [Member]	Jun. 10, 2014 Bbs Capital Fund Lp [Member]	Sep. 04, 2014 Bbs Capital Fund Lp [Member] Subsequent Event [Member]
Short-term Debt [Line Items]
Loans	$ 800,000		$ 500,000
Loans due date	Aug. 31, 2014		Aug. 31, 2014
Debt interest rate	10.00%		10.00%
Repayment of loan amount		$ 828,222		$ 512,500